Income Taxes - Movement in net deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset, beginning of year	$ 1,006,012	$ 848,704
Recovery for the year in net earnings	(52,330)	147,091
Recovery (expense) for the year in other comprehensive income	2,754	(851)
Change to equity accounting - JV Inkai	0	10,849
Effect of movements in exchange rates	(60)	219
Net deferred tax asset, end of year	$ 956,376	$ 1,006,012